Net Loss Per Share - Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	33,681,284	34,175,113
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	29,521,810	29,521,810
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,354,591	3,848,420
RSAs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	579,660	579,660
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	225,223	225,223